Commitments and Contingencies (Details Narrative) (10 K) $ / shares in Units, $ in Thousands																3 Months Ended		12 Months Ended
	Aug. 14, 2018 USD ($) shares	Aug. 01, 2018 shares	Jul. 11, 2018 USD ($)	Jun. 20, 2018 shares	Apr. 02, 2018 USD ($) shares	Mar. 08, 2018 USD ($) shares	Mar. 01, 2018 shares	Feb. 28, 2018 USD ($)	Feb. 13, 2018 USD ($) Integer	Nov. 30, 2017 shares	Oct. 12, 2017 USD ($) Integer shares	Sep. 30, 2017 shares	Aug. 31, 2017 shares	May 18, 2017 shares	Aug. 09, 2016 USD ($)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Nov. 02, 2017 $ / shares	May 02, 2017 $ / shares
Operating Leases Commitments And Security Deposit [Line Items]
Monthly rent																$ 20	$ 17	$ 77	$ 110
Stock issued during period shares | shares				750,000						88,700	347,400	220,000	220,000	200,000		43,100,000
Warrants Initial exercise price | $ / shares																				$ 0.75	$ 0.50
Inducement expense																			20,312
Mr. Robert Lowrey [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Number of restricted common stock issued | shares		250,000					750,000
Stock option vesting period		17 months					24 months
Series F Warrant [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Number of warrant to purchase of common stock shares | shares																		436,100
Warrants Initial exercise price | $ / shares																		$ 2.00
Warrants exercisable term																		3 years
Sublease Agreement [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Lease expiration															Jan. 31, 2020
Security deposit															$ 13
Sublease Agreement [Member] | First 12-Month Period [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Monthly rent															6
Sublease Agreement [Member] | After 12 Month Period Until Expiration [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Monthly rent															7
Prior to Sublease [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Monthly rent															$ 4
Two Management Agreements [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Number of bitcoin mining machines purchased | Integer											2,376
Purchase of assets											$ 3,650
Other payables											$ 691
User distribution portion description											The User Distribution Portion is 50% of the amount of Bitcoin mined net of the operating fee (10% of the total Bitcoin mined) and the electricity cost.
Management Agreements [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Stock issued during period shares | shares																		436,100
Due to related parties																		$ 0	$ 0
Management Agreement Termination [Member] | Buckhead Crypto [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Purchase of assets								$ 767
Prepaid expense								$ 133
Other Management Agreement [Member] | Third Party [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Number of bitcoin mining machines purchased | Integer									200
Purchase of assets									$ 428
POD5 Agreement [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Stock issued during period shares | shares	200,000
Inducement expense	$ 25
Employment Agreement [Member] | Mr. Robert Lowrey [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Annual base salary						$ 240
One-time signing bonus						$ 10
Employment Agreement [Member] | Mr. Robert Lowrey [Member] | 2016 Stock Option Plan [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Number of restricted common stock issued | shares						750,000
Stock option vesting period						2 years
Employment Agreement [Member] | Mr. Ladd [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Annual base salary					$ 360
Employment Agreement [Member] | Mr. Ladd [Member] | 2016 Stock Option Plan [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Number of restricted common stock issued | shares					600,000
Stock option vesting period					2 years
Restated Executive Employment Agreement [Member] | Mr. Stephen Schaeffer [Member] | 2016 Stock Option Plan [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Annual base salary			$ 250